LONG-TERM BANK LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings and other credit facilities
Schedule of long-term bank loans and borrowings

	Notes	2020	2021
Two-step loans	21a	384	217
Bonds and notes	21b	6,991	4,793
Bank loans	21c	20,581	29,745
Other borrowings	21d	2,605	1,564
Total		30,561	36,319

Schedule of principal payments

			Year
	Notes	Total	2023	2024	2025	2026	Thereafter
Two-step loans	21a	217	122	95	—	—	—
Bonds and notes	21b	4,793	—	—	2,098	—	2,695
Bank loans	21c	29,745	8,842	6,572	5,356	4,358	4,617
Other borrowings	21d	1,564	1,052	512	—	—	—
Total		36,319	10,016	7,179	7,454	4,358	7,312

Two-step loans
Borrowings and other credit facilities
Schedule of long-term bank loans and borrowings

		2020		2021
		Outstanding		Outstanding
		Foreign currency	Rupiah	Foreign currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Overseas banks	Yen	3,072	418	2,304	285
	US$	4	59	1	14
	Rp	—	91		56
Total			568		355
Current maturities (Note 20b)			(184)		(138)
Long-term portion			384		217

Schedule of long-term loans and other borrowings, other significant information

		Principal payment	Interest payment	Interest rate per
Lenders	Currency	schedule	period	annum
Overseas banks	Yen	Semi-annually	Semi-annually	2.95%
	US$	Semi-annually	Semi-annually	3.85%
	Rp	Semi-annually	Semi-annually	7.50%

Bonds and notes
Borrowings and other credit facilities
Schedule of long-term bank loans and borrowings

		2020	2021
Bonds and notes	Currency	Outstanding	Outstanding
Bonds
2015
Series A	Rp	2,200	2,200
Series B	Rp	2,100	2,100
Series C	Rp	1,200	1,200
Series D	Rp	1,500	1,500
Medium Term Notes (“MTN”)
MTN I Telkom 2018
Series C	Rp	296	—
MTN Syariah Ijarah I Telkom 2018
Series C	Rp	182	—
Total		7,478	7,000
Unamortized debt issuance cost		(9)	(7)
Total		7,469	6,993
Current maturities (Note 20b)		(478)	(2,200)
Long-term portion		6,991	4,793

2015 Bonds
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Interest payment	Interest rate
Bonds	Principal	Issuer	Listed on	Issuance date	Maturity date	period	per annum
Series A	2,200	The Company	IDX	June 23, 2015	June 23, 2022	Quarterly	9.93%
Series B	2,100	The Company	IDX	June 23, 2015	June 23, 2025	Quarterly	10.25%
Series C	1,200	The Company	IDX	June 23, 2015	June 23, 2030	Quarterly	10.60%
Series D	1,500	The Company	IDX	June 23, 2015	June 23, 2045	Quarterly	11.00%
Total	7,000

MTN I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

			Issuance	Maturity	Interest payment	Interest rate
Notes	Currency	Principal	date	date	period	per annum	Security
Series A	Rp	262	September 4, 2018	September 14, 2019	Quarterly	7.25%	All assets
Series B	Rp	200	September 4, 2018	September 4, 2020	Quarterly	8.00%	All assets
Series C	Rp	296	September 4, 2018	September 4, 2021	Quarterly	8.35%	All assets
		758

MTN - Syariah Ijarah I Telkom 2018
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

						Annual
			Issuance	Maturity	Return	return
Notes	Currency	Principal	date	date	period	payment	Security
Series A	Rp	264	September 4, 2018	September 14, 2019	Quarterly	19	The Right to benefit of ijarah objects
Series B	Rp	296	September 4, 2018	September 4, 2020	Quarterly	24	The Right to benefit of ijarah objects
Series C	Rp	182	September 4, 2018	September 4, 2021	Quarterly	15	The Right to benefit of ijarah objects
		742				58

Bank loans
Borrowings and other credit facilities
Schedule of long-term bank loans and borrowings

		2020		2021
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	7,958	—	7,500
Bank Mandiri	Rp	—	6,203	—	7,374
BRI	Rp	—	2,822	—	2,223
BSI	Rp	—	43	—	533
Sub-total			17,026		17,630
Third parties
BCA	Rp	—	3,145	—	8,651
Bank DBS	Rp	—	1,378	—	3,887
MUFG Bank	Rp	—	2,596	—	1,972
Bank Permata	Rp	—	757	—	1,188
HSBC	Rp	—	214	—	750
Bank of China	Rp	—	—	—	400
Syndication of banks	Rp	—	1,326	—	350
	US$	30	427	24	338
UOB Singapore	US$	31	437	22	314
PT Bank ANZ Indonesia ("Bank ANZ")	Rp	—	374	—	286
Bank CIMB Niaga	Rp	—	307	—	194
	US$	—	—	0	5
BTPN	Rp	—	173	—	84
PT Bank ICBC Indonesia ("ICBC")	Rp	—	113	—	68
Others (each below Rp75 billion)	MYR	12	41	11	36
Sub-total			11,288		18,523
Total			28,314		36,153
Unamortized debt issuance cost			(85)		(97)
			28,229		36,056
Current maturities (Note 20b)			(7,648)		(6,311)
Long-term portion			20,581		29,745

Schedule of long-term loans and other borrowings, other significant information

				Current
			Total	period	Principal	Interest
			facility	payment	payment	payment	Interest rate
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	per annum	Security**
BNI
2018	GSD	Rp	182	28	2020 - 2024	Monthly	8.75%	Trade receivables
2013 - 2021	The Company, GSD, TLT, Sigma, Mitratel, Telkomsel[a]	Rp	12,902	2,834	2016 - 2033	Monthly, Quarterly	1 month JIBOR + 0.50% - 2.50%; 3 months JIBOR + 1.70% - 2.25%	Trade receivables, inventory, and property and equipment
Bank Mandiri
2018	Balebat	Rp	25	0	2018 - 2022	Monthly	9.00%	Trade receivables, inventory, and property and equipment
2017- 2021	The Company, GSD, Mitratel,	Rp	8,793	828	2019 - 2028	Quarterly	3 months JIBOR + 1.50% - 2.25%	Property and equipment

				Current
			Total	period	Principal	Interest	Interest
			facility	payment	payment	payment	rate per
	Borrower	Currency	(in billions)*	(in billions)*	schedule	period	annum	Security**
BRI
2017 - 2019	The Company, Mitratel, GSD	Rp	3,253	600	2019 - 2026	Quarterly	3 months JIBOR + 1.70% - 2.00%	Property and equipment
BSI
2019 - 2021	SSI, Telkomsel[a]	Rp	560	160	2019 - 2024	Monthly	3.80% - 10.00%	Property and equipment
BCA
2017 - 2021	The Company, Mitratel, Telkom Infra, PST	Rp	11,811	287	2018 - 2028	Quarterly, Semi-annually	3 months JIBOR + 1.50% - 1.85%	Trade receivables and property and equipment
DBS
2017 - 2019	PINS, Mitratel, Telkomsat	Rp	4,530	191	2018 - 2028	Quarterly, Semi-annually	3 months JIBOR + 1.50% - 1.85%	Property and equipment
MUFG Bank
2016 - 2021	Mitratel, GSD	Rp	3,600	593	2016 - 2028	Quarterly	3 months JIBOR + 1.43% - 2.40%	Property and equipment
Bank Permata
2020 - 2021	Mitratel	Rp	1,250	63	2021 - 2028	Semi-annually	3 months JIBOR + 1.50% - 2.40%	Property and equipment
HSBC
2021	Mitratel	Rp	750	-	2023 - 2028	Semi-annually	3 months JIBOR + 1.50%	Property and equipment
Bank of China
2019	Telkomsel[a]	Rp	1,000	1,000	2021 - 2023	Semi-annually	3 months JIBOR + 0.60%	None
Syndication of banks
2015 - 2021	The Company, GSD	Rp	8,000	500	2016 - 2028	Quarterly	3 months JIBOR + 2.00% - 2.50%	None
2018	Telin	US$	0.09	0.007	2019 - 2025	Semi-annually	6 months LIBOR + 1.25%	None
UOB Singapore
2018	Telin	US$	0.049	0.009	2019 - 2024	Semi-annually	6 months LIBOR + 1.25%	None
ANZ
2015	GSD, PINS	Rp	440	88	2020 - 2025	Quarterly	3 months JIBOR + 1.40%	None
Bank CIMB
Niaga
2017 - 2019	GSD, PINS	Rp	700	80	2018 - 2025	Quarterly	3 months JIBOR + 1.50% - 1.95%	None
2021	Telin	US$	0.055	-	2024 - 2029	Semi-annually	6 months LIBOR + 1.70%	None
BTPN
2017 - 2020	GSD, Mitratel, Telin, Admedika	Rp	489	78	2018 - 2025	Quarterly	3 months JIBOR + 1.435% - 2.00%	None
ICBC
2017	GSD	Rp	272	45	2017 - 2024	Quarterly	3 months JIBOR + 2.36%	Trade receivables and property and equipment

*In original currency

**	Refer to Notes 6, 8, and 13 for details of trade receivables, inventories, and property and equipment pledged as collaterals.
a	Telkomsel has no collateral for its bank loans, or other credit facilities. The terms of the various agreements with Telkomsel’s lenders and financiers require compliance with a number of covenants and negative covenants as well as financial and other covenants, which include, among other things, certain restrictions on the amount of dividends and other profit distributions which could adversely affect Telkomsel’s capacity to comply with its obligation under the facility. The terms of the relevant agreements also contain default and cross default clauses. As of December 31, 2021 Telkomsel has complied with the above covenants

Other borrowings
Borrowings and other credit facilities
Schedule of long-term bank loans and borrowings

		Outstanding
Lenders	Currency	2020	2021
PT Sarana Multi Infrastruktur	Rp	3,652	2,609
Unamortized debt issuance cost		(7)	(4)
Total		3,645	2,605
Current maturities (Note 20b)		(1,040)	(1,041)
Long-term portion		2,605	1,564

Mitratel | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Schedule of long-term loans and other borrowings, other significant information

			Total facility	Current period	Principal payment	Interest rate
	Borrower	Currency	(in billions)	payment (in billions)	schedule	per annum	Security
PT Sarana Multi
Infrastruktur
November 14, 2018	The Company	Rp	1,000	220	Semi-annually (2019 - 2023)	3 months JIBOR + 1.75%	None
March 29, 2019	The Company	Rp	2,836	700	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None
October 12, 2016	Mitratel	Rp	700	100	Semi-annually (2018 - 2024)	3 months JIBOR + 1.85%	Property and equipment
March 29, 2019	Telkomsat	Rp	164	24	Semi-annually (2020 - 2024)	3 months JIBOR + 1.75%	None